Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Monetary assets
Cash and cash equivalents	$ 540,217	$ 306,109	$ 546,527	$ 828,837	$ 799,697	$ 696,089
Accounts receivable	9,654		10,078
Long-term investments - common shares held	86,899	$ 245,678	246,026	$ 255,076	$ 308,330	$ 255,535
Long-term investments - warrants held	1,172		652
Other long-term assets	22,273		26,470
Monetary liabilities
Accounts payable and accrued liabilities	12,272		13,458
Lease Liability	7,511
Pension liability	4,883		4,624
Currency risk [member]
Monetary assets
Cash and cash equivalents	10,518		1,729
Accounts receivable	125		112
Long-term investments - common shares held	86,898		77,770
Long-term investments - warrants held	1,172		652
Other long-term assets	3,273		7,898
Total Canadian dollar denominated monetary assets	101,986		88,161
Monetary liabilities
Accounts payable and accrued liabilities	8,162		9,080
Performance share units	11,572		17,303
Lease Liability	5,565		5,892
Pension liability	4,882		4,624
Total Canadian dollar denominated monetary liabilities	$ 30,181		$ 36,899